Investment Securities - Analysis of the Carrying Value of Investment Securities (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 149,948	$ 152,832
Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		123,732	118,226
Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		44,376	43,922
U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		82,866	83,392
Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		5,361	5,678
Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		17,345	19,840
Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		124,130	121,388
Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 23,110	$ 21,540
Yield %	[1]	3.50%	3.90%
Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 20,843	$ 17,525
Yield %	[1]	3.60%	3.70%
Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 49,036	$ 46,376
Yield %	[1]	3.80%	3.70%
Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 27,726	$ 29,286
Yield %	[1]	4.50%	4.40%
Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,017	$ 3,499
Yield %	[1]	4.00%	4.10%
Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 398	$ 3,162
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		23,722	29,412
Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 15,758	$ 18,440
Yield %	[1]	4.40%	4.60%
Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,281	$ 2,041
Yield %	[1]	3.00%	5.20%
Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 5,467	$ 8,721
Yield %	[1]	3.70%	3.60%
Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 216	$ 210
Yield %	[1]	5.50%	5.80%
Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 149,948	$ 152,832
Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		23	28
Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,073	2,004
Within three months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		6,631	11,535
Within three months [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		6,089	10,598
Within three months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,611	2,725
Within three months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,144	2,696
Within three months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		234	948
Within three months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,642	5,166
Within three months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		6,089	10,598
Within three months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 774	$ 1,873
Yield %	[1]	4.00%	4.40%
Within three months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 578	$ 213
Yield %	[1]	2.60%	1.80%
Within three months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 694	$ 2,308
Yield %	[1]	3.90%	2.30%
Within three months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,884	$ 6,203
Yield %	[1]	2.80%	2.60%
Within three months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 159	$ 1
Yield %	[1]	6.00%	10.70%
Within three months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 540	$ 935
Within three months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value			$ 1
Yield %	[1]		4.80%
Within three months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 246	$ 324
Yield %	[1]	1.90%	3.60%
Within three months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 294	$ 610
Yield %	[1]	1.20%	4.60%
Within three months [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6,631	$ 11,535
Within three months [member] | Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2	2
Three to twelve months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		24,185	17,502
Three to twelve months [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		21,870	14,666
Three to twelve months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		6,617	6,799
Three to twelve months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		11,858	3,894
Three to twelve months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,131	1,215
Three to twelve months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		4,579	5,594
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		21,870	14,666
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,596	$ 4,054
Yield %	[1]	3.10%	4.20%
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,200	$ 1,882
Yield %	[1]	2.30%	3.30%
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 10,216	$ 2,209
Yield %	[1]	3.00%	3.50%
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 5,054	$ 6,069
Yield %	[1]	4.20%	3.60%
Three to twelve months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 804	$ 452
Yield %	[1]	4.00%	6.10%
Three to twelve months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,315	$ 2,836
Three to twelve months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 31	$ 48
Yield %	[1]	3.90%	4.50%
Three to twelve months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,173	$ 689
Yield %	[1]	3.50%	8.60%
Three to twelve months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,110	$ 2,099
Yield %	[1]	2.60%	2.10%
Three to twelve months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1
Yield %	[1]	6.80%
Three to twelve months [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 24,185	$ 17,502
One to five years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		67,146	72,545
One to five years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		62,365	65,724
One to five years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		19,080	23,034
One to five years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		38,137	40,362
One to five years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,052	3,139
One to five years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		6,877	6,010
One to five years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		62,365	65,724
One to five years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 11,408	$ 11,699
Yield %	[1]	3.50%	3.90%
One to five years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6,841	$ 8,190
Yield %	[1]	3.60%	3.70%
One to five years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 28,156	$ 30,098
Yield %	[1]	4.00%	3.60%
One to five years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 14,192	$ 12,969
Yield %	[1]	4.90%	5.40%
One to five years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,768	$ 2,768
Yield %	[1]	3.80%	3.70%
One to five years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 4,760	$ 6,795
One to five years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 88	$ 116
Yield %	[1]	3.70%	4.20%
One to five years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 750	$ 858
Yield %	[1]	2.50%	3.20%
One to five years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,853	$ 5,740
Yield %	[1]	4.10%	4.00%
One to five years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 69	$ 81
Yield %	[1]	5.40%	6.40%
One to five years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 67,146	$ 72,545
One to five years [member] | Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		21	26
Five to ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		25,744	19,677
Five to ten years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		25,425	19,253
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		15,402	8,491
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		7,889	8,471
Five to ten years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		838	332
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,615	2,383
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		25,425	19,253
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6,505	$ 3,072
Yield %	[1]	3.50%	3.50%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 11,091	$ 6,811
Yield %	[1]	3.80%	3.90%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,240	$ 5,387
Yield %	[1]	3.70%	4.10%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 4,312	$ 3,715
Yield %	[1]	5.20%	5.00%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 277	$ 268
Yield %	[1]	4.50%	4.50%
Five to ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 319	$ 424
Five to ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 27	$ 13
Yield %	[1]	3.50%	4.00%
Five to ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 82	$ 139
Yield %	[1]	3.80%	4.00%
Five to ten years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 210	$ 272
Yield %	[1]	4.90%	4.70%
Five to ten years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 25,744	$ 19,677
Over ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		23,771	26,407
Over ten years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		7,983	7,985
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,114	1,409
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		22,343	24,636
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		314	362
Over ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		7,983	7,985
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 827	$ 842
Yield %	[1]	3.80%	3.90%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 133	$ 429
Yield %	[1]	4.00%	3.80%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6,730	$ 6,374
Yield %	[1]	4.30%	4.40%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 284	$ 330
Yield %	[1]	3.90%	4.40%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 9	$ 10
Yield %	[1]	5.90%	5.90%
Over ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 15,788	$ 18,422
Over ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 15,612	$ 18,262
Yield %	[1]	4.40%	4.60%
Over ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 30	$ 31
Yield %	[1]	4.30%	4.30%
Over ten years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 146	$ 129
Yield %	[1]	5.50%	5.50%
Over ten years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 23,771	$ 26,407
No specific maturity [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,471	5,166
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		552	1,464
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,495	3,333
No specific maturity [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		106	44
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		318	325
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		398	3,162
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		398	3,162
No specific maturity [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,471	5,166
No specific maturity [member] | Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,073	$ 2,004

[1]	Represents the weighted-average yield of fixed income securities.